STATEMENT OF OPERATIONS (Unaudited) - D Boral A R C Merger Corp [Member]	3 Months Ended
Mar. 31, 2026 USD ($) $ / shares shares
Formation and operating costs	$ (10,000)
Loss from operations	(10,000)
Loss before provision for income taxes:	(10,000)
Provision for income taxes
Net Loss	$ (10,000)
Weighted average common shares outstanding, basic | shares	100
Weighted average common shares outstanding, diluted | shares	100
Basic net loss per share | $ / shares	$ (100.00)
Diluted net loss per share | $ / shares	$ (100.00)